Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Off-Balance Sheet Financial Instruments [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks

	December 31,
	2019	2018
	(In Thousands)
Commitments to grant loans	$44,246	$45,246
Unfunded commitments under lines of credit	56,840	71,906
Standby letters of credit	3,668	4,269
	$104,754	$121,421